SUPPLEMENT DATED APRIL 14, 2021
TO
PROSPECTUS DATED MAY 1, 2003
FUTURITY ACCOLADE NY

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
DELAWARE LIFE NY VARIABLE ACCOUNT C

This supplement contains information regarding changes to an investment option that is available under your Contract.

Effective on or around April 30, 2021, the names of the following investment option will be changed:

Current Name	New Name

Invesco Oppenheimer V.I. Discovery Mid Cap           Invesco V.I. Discovery Mid Cap Growth Fund
Growth Fund

 THE CONTRACT REFERENCED IN THIS SUPPLEMENT IS NO LONGER FOR SALE.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.